Prepaid Expenses and Other Assets (Notes)	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Assets
Prepaid Expenses and Other Assets
Prepaid expenses and other assets consisted of the following as of December 31, 2013 and 2012 (amounts in thousands):

	Year Ended December 31,
	2013	2012
Restricted escrow deposits	$101,814	$138
Accounts receivable	14,595	2,471
Straight line rent receivable	19,009	3,738
Prepaid expenses	43,799	856
Other assets	8,713	4,781
	$187,930	$11,984